Pioneer Fundamental Growth Fund
Schedule of Investments  |  June 30, 2024

A: PIGFX	C: FUNCX	K: PFGKX	R: PFGRX	Y: FUNYX

Schedule of Investments  |  6/30/24
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 100.0%
	Common Stocks — 99.7% of Net Assets
	Beverages — 1.7%
816,241	PepsiCo., Inc.	$ 134,622,628
	Total Beverages	$134,622,628

	Biotechnology — 2.3%
384,741(a)	Vertex Pharmaceuticals, Inc.	$ 180,335,802
	Total Biotechnology	$180,335,802

	Broadline Retail — 7.7%
3,085,947(a)	Amazon.com, Inc.	$ 596,359,258
	Total Broadline Retail	$596,359,258

	Capital Markets — 3.1%
178,325	FactSet Research Systems, Inc.	$ 72,804,748
1,218,018	Intercontinental Exchange, Inc.	166,734,484
	Total Capital Markets	$239,539,232

	Commercial Services & Supplies — 2.0%
1,435,479(a)	Copart, Inc.	$ 77,745,543
835,628	Veralto Corp.	79,777,405
	Total Commercial Services & Supplies	$157,522,948

	Communications Equipment — 2.6%
512,424	Motorola Solutions, Inc.	$ 197,821,285
	Total Communications Equipment	$197,821,285

	Electrical Equipment — 2.1%
351,508	Eaton Corp. Plc	$ 110,215,333
188,907	Rockwell Automation, Inc.	52,002,319
	Total Electrical Equipment	$162,217,652

	Electronic Equipment, Instruments & Components — 5.3%
4,080,436	Amphenol Corp., Class A	$ 274,898,973
607,726	CDW Corp.	136,033,388
	Total Electronic Equipment, Instruments & Components	$410,932,361

	Energy Equipment & Services — 1.8%
2,908,143	Schlumberger, NV	$ 137,206,187
	Total Energy Equipment & Services	$137,206,187

	Entertainment — 1.5%
1,138,329	Walt Disney Co.	$ 113,024,686
	Total Entertainment	$113,024,686

1Pioneer Fundamental Growth Fund | 6/30/24

Shares		Value
	Financial Services — 6.1%
714,323	Mastercard, Inc., Class A	$ 315,130,734
590,410	Visa, Inc., Class A	154,964,913
	Total Financial Services	$470,095,647

	Ground Transportation — 2.3%
2,389,457(a)	Uber Technologies, Inc.	$ 173,665,735
	Total Ground Transportation	$173,665,735

	Health Care Equipment & Supplies — 3.3%
945,996(a)	Edwards Lifesciences Corp.	$ 87,381,650
384,547(a)	Intuitive Surgical, Inc.	171,065,733
	Total Health Care Equipment & Supplies	$258,447,383

	Hotels, Restaurants & Leisure — 2.2%
42,967	Booking Holdings, Inc.	$ 170,213,770
	Total Hotels, Restaurants & Leisure	$170,213,770

	Household Products — 1.7%
1,355,514	Colgate-Palmolive Co.	$ 131,539,079
	Total Household Products	$131,539,079

	Insurance — 1.9%
724,227	Progressive Corp.	$ 150,429,190
	Total Insurance	$150,429,190

	Interactive Media & Services — 7.4%
3,124,931	Alphabet, Inc., Class C	$ 573,174,844
	Total Interactive Media & Services	$573,174,844

	Life Sciences Tools & Services — 3.8%
484,809	Danaher Corp.	$ 121,129,529
308,328	Thermo Fisher Scientific, Inc.	170,505,384
	Total Life Sciences Tools & Services	$291,634,913

	Machinery — 0.9%
276,173	Illinois Tool Works, Inc.	$ 65,441,954
	Total Machinery	$65,441,954

	Pharmaceuticals — 4.2%
358,218	Eli Lilly & Co.	$ 324,323,413
	Total Pharmaceuticals	$324,323,413

	Semiconductors & Semiconductor Equipment — 7.7%
965,617(a)	Advanced Micro Devices, Inc.	$ 156,632,733
1,050,018	Microchip Technology, Inc.	96,076,647
Pioneer Fundamental Growth Fund | 6/30/242

Schedule of Investments  |  6/30/24
(unaudited) (continued)
Shares		Value
	Semiconductors & Semiconductor Equipment — (continued)
1,270,870	NVIDIA Corp.	$ 157,003,280
931,955	QUALCOMM, Inc.	185,626,797
	Total Semiconductors & Semiconductor Equipment	$595,339,457

	Software — 17.1%
381,023(a)	Adobe, Inc.	$ 211,673,517
336,911	Intuit, Inc.	221,421,278
1,307,111	Microsoft Corp.	584,213,262
943,384	Oracle Corp.	133,205,821
654,098	Salesforce, Inc.	168,168,596
	Total Software	$1,318,682,474

	Specialty Retail — 6.2%
147,331(a)	O'Reilly Automotive, Inc.	$ 155,590,376
1,073,835	Ross Stores, Inc.	156,049,702
1,536,577	TJX Cos., Inc.	169,177,128
	Total Specialty Retail	$480,817,206

	Technology Hardware, Storage & Peripherals — 4.8%
1,761,714	Apple, Inc.	$ 371,052,203
	Total Technology Hardware, Storage & Peripherals	$371,052,203

	Total Common Stocks (Cost $3,257,125,703)	$7,704,439,307

	SHORT TERM INVESTMENTS — 0.3% of Net Assets
	Open-End Fund — 0.3%
26,353,097(b)	Dreyfus Government Cash Management, Institutional Shares, 5.19%	$ 26,353,097
		$26,353,097

	TOTAL SHORT TERM INVESTMENTS (Cost $26,353,097)	$26,353,097

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 100.0% (Cost $3,283,478,800)	$7,730,792,404
	OTHER ASSETS AND LIABILITIES — (0.0)%†	$(2,108,088)
	net assets — 100.0%	$7,728,684,316

(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at June 30, 2024.
†	Amount rounds to less than 0.1%.
3Pioneer Fundamental Growth Fund | 6/30/24

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of June 30, 2024 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$7,704,439,307	$—	$—	$7,704,439,307
Open-End Fund	26,353,097	—	—	26,353,097
Total Investments in Securities	$7,730,792,404	$—	$—	$7,730,792,404
During the period ended June 30, 2024, there were no transfers in or out of Level 3.
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